CREDITS FROM BANK INSTITUTION AND OTHERS (Tables)	12 Months Ended
Dec. 31, 2024
Credit From Banks And Others [Abstract]
Disclosure of detailed information about credit from banks and others [Table Text Block]
	December 31,
	2024	2023

Credit from bank institution	$2,586	$3,227
Credit from non-financial institutions	6,384	6,484
Check receivables	6,641	2,802

	$15,611	$12,513

Disclosure of breakdown of credits from bank institution and others [Table Text Block]
	December 31,
	2024	2023

Current maturity	$15,145	$12,119
Long-term credit	466	394

	$15,611	$12,513